Investments - Schedule of Short-Term Investments (Details)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)
Investments - Schedule of Short-Term Investments (Details) [Line Items]
Wealth management products	¥ 10,475	$ 1,435	¥ 287,711,617
Time deposits			130,000,000
Total	¥ 10,475	$ 1,435	¥ 417,711,617